RISK MANAGEMENT POLICIES - Sensitivity analysis performed reasonably possible changes in foreign exchange rates (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Foreign currency sensitivity analysis
Exchange rate variation	31.90%	29.00%
Exchange rate variation	(31.90%)	(29.00%)
Increase in profit loss	$ 251,960	$ 563,543
Decrease in profit loss	(251,960)	(563,543)
Increase in equity	251,960	563,543
Decrease in equity	$ (251,960)	$ (563,543)
US Dollar [member]
Foreign currency sensitivity analysis
Exchange rate variation	31.90%	29.00%
Exchange rate variation	(31.90%)	(29.00%)
Increase in profit loss	$ 200,700	$ 518,252
Decrease in profit loss	(200,700)	(518,252)
Increase in equity	200,700	518,252
Decrease in equity	$ (200,700)	$ (518,252)
Euro [member]
Foreign currency sensitivity analysis
Exchange rate variation	31.90%	29.00%
Exchange rate variation	(31.90%)	(29.00%)
Increase in profit loss	$ 5,724	$ (4,884)
Decrease in profit loss	(5,724)	4,884
Increase in equity	5,724	(4,884)
Decrease in equity	$ (5,724)	$ 4,884
Others [member]
Foreign currency sensitivity analysis
Exchange rate variation	31.90%	29.00%
Exchange rate variation	(31.90%)	(29.00%)
Increase in profit loss	$ 45,536	$ 50,176
Decrease in profit loss	(45,536)	(50,176)
Increase in equity	45,536	50,176
Decrease in equity	$ (45,536)	$ (50,176)